Revenues	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The Partnership’s primary source of revenue is from chartering its vessels to its customers. The Partnership primarily utilizes two forms of contracts consisting of time-charter contracts and voyage charter contracts. For a description of these contracts, see Item 18 – Financial Statements: Note 6 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2020.

Revenue Table

The following tables contain the Partnership’s revenue for the three and six months ended June 30, 2021 and 2020, by contract type and by segment.

	Three Months Ended June 30,
	2021			2020
	LNG Segment $	LPG Segment $	Total $	LNG Segment $	LPG Segment $	Total $
Time charters	133,908	1,687	135,595	135,761	—	135,761
Voyage charters	—	10,318	10,318	—	10,383	10,383
Management fees and other income	2,856	—	2,856	2,061	—	2,061
	136,764	12,005	148,769	137,822	10,383	148,205

	Six Months Ended June 30,
	2021			2020
	LNG Segment $	LPG Segment $	Total $	LNG Segment $	LPG Segment $	Total $
Time charters	273,426	3,806	277,232	266,306	—	266,306
Voyage charters	—	19,585	19,585	—	17,700	17,700
Management fees and other income	4,754	—	4,754	4,086	—	4,086
	278,180	23,391	301,571	270,392	17,700	288,092
The following table contains the Partnership’s revenue for the three and six months ended June 30, 2021 and 2020, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	126,459	127,289	258,303	246,888
Interest income on lease receivables	12,294	12,595	24,529	25,261
Variable lease payments - cost reimbursements(1)	1,700	1,263	3,145	2,320
	140,453	141,147	285,977	274,469
Non-lease revenue
Non-lease revenue - related to direct financing leases	5,460	4,997	10,840	9,537
Management fees and other income	2,856	2,061	4,754	4,086
	8,316	7,058	15,594	13,623
Total	148,769	148,205	301,571	288,092

(1)Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Partnership's customers relating to such costs incurred by the Partnership to operate the vessel for the customer pursuant to charter contracts accounted for as operating leases.

Net Investments in Direct Financing Leases

As at June 30, 2021 and December 31, 2020, the Partnership had three LNG carriers, excluding the vessels in its equity-accounted joint ventures, that are accounted for as direct financing leases. For a description of the Partnership's LNG carriers accounted for as direct financing leases, see Item 18 – Financial Statements: Note 6 to the Partnership's audited consolidated financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2020.

In January 2020, Awilco purchased two LNG carriers classified as sales-type leases, the WilForce and the WilPride, from the Partnership and paid the Partnership the associated purchase obligation amounts, deferred hire amounts and interest on deferred hire amounts, totaling $260.4 million relating to these two vessels.

As at June 30, 2021, estimated lease payments to be received by the Partnership related to its direct financing leases in each of the next five years were approximately $32.3 million (remainder of 2021), $64.2 million (2022), $64.0 million (2023), $64.3 million (2024), $64.2 million (2025) and an aggregate of $446.5 million thereafter. Two leases are expected to end in 2028 and the remaining lease is scheduled to end in 2039.

Operating Leases

As at June 30, 2021, the minimum scheduled future rentals to be received by the Partnership in each of the next five years for the lease and non-lease elements related to charters that were accounted for as operating leases are approximately $229.1 million (remainder of 2021), $373.0 million (2022), $309.9 million (2023), $252.9 million (2024), and $197.4 million (2025). Minimum scheduled future rentals on operating lease contracts do not include rentals from vessels in the Partnership’s equity-accounted joint ventures, rentals from unexercised option periods of contracts that existed on June 30, 2021, variable or contingent rentals, or rentals from contracts which were entered into or commenced after June 30, 2021. Therefore, the minimum scheduled future rentals on operating leases should not be construed to reflect total charter hire revenues for any of these five years.

Contract Liabilities

As at June 30, 2021, the Partnership had $14.0 million of advanced payments recognized as contract liabilities included in unearned revenue (December 31, 2020 – $26.5 million, June 30, 2020 – $26.4 million and December 31, 2019 – $24.9 million). The Partnership recognized $19.9 million and $22.0 million of revenue for the three months ended June 30, 2021 and 2020, respectively, that was recognized as a contract liability at the beginning of such three-month periods. The Partnership recognized $26.5 million and $24.9 million of revenue for the six months ended June 30, 2021 and 2020, respectively, that was recognized as a contract liability at the beginning of such six-month periods.